Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com

Jamie M. Gershkow

Partner

jgershkow@stradley.com

212.404.0654

1933 Act Rule 497(j)

1933 Act File No. 333-104218

1940 Act File No. 811-21328

April 30, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	SMA Relationship Trust (the “Trust”) File Nos. 333-104218 and 811-21328

Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 51/53 to the Registration Statement of the Trust, which was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on April 25, 2025, pursuant to Rule 485(b) under the 1933 Act.

Please direct questions or comments relating to the filing to me at the above-referenced telephone number or, in my absence, to Jana L. Cresswell at (215) 564-8048.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

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